Convertible Preferred Stock and Stockholders' Deficit (Tables)	6 Months Ended
Jun. 30, 2021
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Summary of temporary equity
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of June 30, 2021 and December 31, 2020 is as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	145,560,097	$0.39148	119,744,594	$46,878
Series B	114,646,041	$0.48846	105,154,241	$51,364
Series C	76,070,076	$0.51400	69,737,402	$35,845

Total	336,276,214		294,636,237	$134,087

Summary of Company's stock option activity
A summary of the Company’s stock option activity under the Plan is a
s
 follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	40,251,144	$0.14	6.6	$3,806
Granted	450,000	0.23	9.6
Exercised	(160,000)	0.09	4.5
Cancelled	(346,563)	0.13	7.4

Outstanding at June 30, 2021	40,194,581	$0.14	6.1	$21,033

Vested and exercisable at June 30, 2021	28,704,052	$0.11	5.0	$15,669

For the six months ended June 30, 2021 the total fair value of vested options was $0.2 million. The weighted-average grant date fair value of employee option grants during the six months ended June 30, 2021 was $0.17 per share.

Summary of fair value of stock option grants using Black-Scholes option pricing model	The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Six Months Ended June 30,
	2021	2020

Risk-free interest rate	0.7%	0.5% - 1.0%
Expected volatility	90%	87% - 89%
Expected term (in years)	6.1	5.3 - 6.1
Expected dividend yield	0%	0%

Summary of Common stock reserved for future issuance
Common stock reserved for future issuance consists of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

Convertible preferred stock	294,636,237	294,636,237
Stock options issued and outstanding	40,194,581	40,251,144
Preferred stock warrants issued and outstanding	1,118,677	729,572
Authorized for future stock awards or option grants	1,273,525	1,376,962

Total	337,223,020	336,993,915